Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of nonvested restricted stock units activity
	RSUs	Weighted- Average Grant Date Fair Value (per unit)
Outstanding at December 31, 2021	851,020	$17.23
Granted	707,705	$22.22
Vested(1)	(316,903)	$17.23
Forfeited	(164,004)	$18.29
Outstanding at June 30, 2022	1,077,818	$20.35
	PSUs	Weighted- Average Grant Date Fair Value (per unit)
Outstanding at December 31, 2021	—	$—
Granted	364,117	$26.75
Forfeited	(12,580)	$26.84
Outstanding at June 30, 2022	351,537	$26.75

	Restricted Stock Units	Weighted- Average Grant Date Fair Value (per share)
Outstanding at December 31, 2020	—	$—
Granted	991,020	$17.23
Vested(1)	(140,000)	$17.23
Forfeited	—	$—
Outstanding at December 31, 2021	851,020	$17.23

(1)      Vested RSUs include 55,090 units that were not converted into Class A Common Stock due to net share settlements to cover employee withholding taxes.

Schedule of fair value weighted-average assumptions
Stock price	$22.67
Volatility	49.0%
Risk-free interest rate	2.6%
Grant date fair value per target ATSR PSU	$28.53

Schedule of plan activities related to unvested units
	Series A Incentive Units	Weighted- Average Grant Date Fair Value (per share)
Outstanding at December 31, 2020	4,500	$—
Granted	1,500	$1,565.90
Forfeited	(250)	$—
Vested	(5,750)	$408.52
Outstanding at December 31, 2021	—	$—